Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	As of December 31,
	2019	2020
Automotive Manufacturing Permission (Note 5)	647,174	647,174
Indefinite‑lived intangible assets, net	647,174	647,174
Software	39,698	58,097
Patents	694	694
Definite‑lived intangible assets	40,392	58,791
Less: Accumulated amortization	(13,699)	(22,684)
Definite‑lived intangible assets, net	26,693	36,107
Total intangible assets, net	673,867	683,281

The Group recorded amortization expenses of RMB4,599,  RMB9,218 and RMB8,985 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, amortization expenses related to intangible assets for future periods are estimated to be as follows:

As of December 31,
2020
2021	9,008
2022	8,415
2023	5,983
2024	3,203
2025 and thereafter	9,498
Total	36,107